Fair values of financial instruments carried at fair value - Quantitative information about significant unobservable inputs in Level 3 valuations (Details) - Recurring fair value measurements
£ in Millions
	Jun. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 8,253	£ 7,718
Financial liabilities	4,799	5,155
Level 3 | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	91
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Level 3 | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,557	2,120
Level 3 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,936	2,454
Level 3 | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	215	574
Level 3 | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	192
Level 3 | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	23
Level 3 | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,406	2,978
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	408	592
Level 3 | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	20
Level 3 | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	388
Level 3 | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Level 3 | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Level 3 | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets
Level 3 | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Level 3 | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Level 3 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,825	£ 1,816
Level 3 | Other portfolios:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,614
Level 3 | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	571
Level 3 | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,043
Level 3 | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	391
Financial liabilities	522
Level 3 | Interest rate | – securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	301
Level 3 | Interest rate | – long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	41
Level 3 | Interest rate | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	180
Level 3 | Interest rate | – securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	214
Level 3 | Interest rate | – long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	26
Level 3 | Interest rate | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	151
Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	323
Financial liabilities	357
Level 3 | Foreign exchange | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	309
Level 3 | Foreign exchange | – FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	48
Level 3 | Foreign exchange | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	273
Level 3 | Foreign exchange | – FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	50
Level 3 | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	991
Financial liabilities	875
Level 3 | Equities | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	348
Level 3 | Equities | – long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	527
Level 3 | Equities | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	556
Level 3 | Equities | – long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	435
Level 3 | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	120
Financial liabilities	£ 182
Bid quotes | Market proxy | Minimum | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
Bid quotes | Market proxy | Minimum | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
Bid quotes | Market proxy | Maximum | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	98	100
Bid quotes | Market proxy | Maximum | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	97	100
Equity volatility | Model-Option model | Minimum | Equities | – long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.06	0.04
Equity volatility | Model-Option model | Maximum | Equities | – long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	1.24	1.38
FX volatility | Model-Option model | Minimum | Foreign exchange | – FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.03	0.02
FX volatility | Model-Option model | Maximum | Foreign exchange | – FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.40	0.99
Constant Prepayment rate | Model-Discounted cash flow | Minimum | Interest rate | – securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.05	0.05
Constant Prepayment rate | Model-Discounted cash flow | Maximum | Interest rate | – securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.10	0.50
IR volatility | Model-Option model | Minimum | Interest rate | – long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.10	0.15
IR volatility | Model-Option model | Maximum | Interest rate | – long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.42	0.35
IR volatility | Model-Discounted cash flow | Minimum | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	(0.01)	0.01
IR volatility | Model-Discounted cash flow | Maximum | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.05	0.05